Pension Plans and Similar Obligations - Plan Asset Allocation (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Pension Plans and Similar Obligations
Total	€ 1,485	€ 1,292
Level 1
Pension Plans and Similar Obligations
Total	445	387
Equity investments	137	116
Corporate Bonds	156	142
Insurance policies	6	5
Not Quoted in an Active Market
Pension Plans and Similar Obligations
Total	1,040	905
Equity investments	0	0
Corporate Bonds	0	0
Insurance policies	€ 1,040	€ 905